Investments - Summary of Downward Adjustments and Impairments and Upward Adjustments (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Mar. 31, 2021
Equity Securities without Readily Determinable Fair Value [Line Items]
Downward adjustments and impairments	¥ 1,291	¥ 2,626	¥ 3,084
Upward adjustments	¥ 1,459	¥ 2,459	¥ 404